STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.4%			Beverages (Continued)
Consumer Discretionary—14.4%			Treasury Wine
Automobiles—1.3%			Estates Ltd.	8,328,907	$86,213,943
Aston Martin					177,976,279
Lagonda Global			Food Products—3.3%
Holdings plc[1,2]	10,000,000	$110,432,562	Ariake Japan Co.
Entertainment—1.5%			Ltd.	1,454,700	93,419,992
Entertainment One			Ezaki Glico Co. Ltd.	1,014,200	48,259,350
Ltd.	10,000,000	55,320,152	Leroy Seafood
UUUM, Inc.[1,3]	1,800,000	71,690,491	Group ASA	7,000,000	47,951,900
		127,010,643	Morinaga & Co. Ltd.	2,082,500	93,829,417
Hotels, Restaurants & Leisure—1.2%					283,460,659
SSP Group plc	11,723,799	99,379,436	Financials—8.2%
Household Durables—0.9%			Capital Markets—2.1%
De' Longhi SpA	1,895,149	37,291,446	3i Group plc	7,232,128	95,927,337
SEB SA	269,330	43,954,768	St James's Place plc	3,491,896	46,282,440
		81,246,214	VZ Holding AG	148,682	39,020,492
					181,230,269
Interactive Media & Services—2.3%
Auto Trader Group			Commercial Banks—0.5%
plc[2]	6,682,780	50,680,473	Bankinter SA	5,494,677	39,704,251
LIFULL Co. Ltd.	3,448,100	18,730,273	Insurance—4.9%
XING SE1,3	333,071	131,951,669	Baloise Holding AG	746,403	124,050,062
		201,362,415	Grupo Catalana
Internet & Catalog Retail—6.0%			Occidente SA	2,359,741	82,094,659
ASKUL Corp.	2,452,841	60,801,386	Helvetia Holding AG	614,830	75,355,176
ASOS plc[1]	1,150,426	49,872,602	Lancashire Holdings
boohoo. com plc[1]	24,735,380	70,622,482	Ltd.	10,000,000	88,757,565
Dustin Group AB2	1,000,000	8,573,831	NN Group NV	1,406,380	53,346,132
Istyle, Inc.[1,3]	4,590,200	33,161,657			423,603,594
Ocado Group plc[1]	9,063,160	137,050,398	Real Estate Investment Trusts (REITs)—0.7%
Rakuten, Inc.	5,271,000	54,612,916	Hibernia REIT plc[3]	38,486,294	58,699,688
Zalando SE1,2	1,264,717	50,191,258	Health Care—24.3%
zooplus AG1	300,000	31,988,658	Biotechnology—6.7%
ZOZO, Inc.	1,358,174	23,278,033	Abcam plc	6,349,060	114,245,539
		520,153,221	Amarin Corp. plc,
Media—0.4%			ADR[1]	7,834,530	138,906,217
M&C Saatchi plc[3]	8,000,000	35,820,641	Argenx SE1	522,655	64,669,570
Multiline Retail—0.2%			Ascendis Pharma
			AS, ADR[1]	424,570	52,926,896
Seria Co. Ltd.	753,700	18,674,341	BeiGene Ltd. , ADR[1]	207,939	24,522,246
Textiles, Apparel & Luxury Goods—0.6%			FibroGen, Inc.[1]	268,660	9,736,238
Ted Baker plc[3]	3,000,000	51,619,811	Galapagos NV1	491,865	55,900,085
Consumer Staples—5.4%			Genmab AS1	218,000	37,261,296
Beverages—2.1%			Hansa Biopharma
Britvic plc	8,159,189	91,762,336	AB1	369,363	6,461,598
			MorphoSys AG1	551,095	53,272,884

1 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Biotechnology (Continued)			Air Freight & Couriers—1.1%
Theratechnologies,			SG Holdings Co.
Inc.[1,3]	4,000,000	$19,295,650	Ltd.	3,591,900	$97,341,268
		577,198,219	Building Products—1.0%
Health Care Equipment & Supplies—7.1%			Belimo Holding AG	15,797	82,768,009
Biocartis NV1,2,3	3,000,000	36,318,566	Commercial Services & Supplies—1.9%
BioMerieux	680,170	55,526,081	HomeServe plc	2,116,310	32,241,482
Carl Zeiss Meditec			Japan Elevator
AG	2,168,385	203,904,463	Service Holdings
LivaNova plc[1]	1,220,390	87,746,041	Co. Ltd.	2,000,000	40,247,788
Ossur HF3	22,966,074	131,457,269	Rentokil Initial plc	20,000,000	94,697,201
Sartorius AG,					167,186,471
Preference	244,992	46,504,233
STRATEC SE3	751,899	51,178,147	Construction & Engineering—0.7%
		612,634,800	Balfour Beatty plc	20,326,312	61,106,435
Health Care Technology—0.4%			Electrical Equipment—0.8%
RaySearch			Fagerhult AB	3,000,000	19,391,626
Laboratories AB1,3	2,500,000	31,585,259	Fagerhult AB1	1,200,000	7,756,651
			Fuji Electric Co. Ltd.	1,262,600	42,077,225
Life Sciences Tools & Services—5.5%					69,225,502
Biotage AB	2,000,000	23,633,178
Bruker Corp.	1,632,990	68,209,992	Machinery—5.0%
Clinigen Group plc	5,000,000	63,800,393	Burckhardt
Eurofins Scientific			Compression
SE	200,000	90,796,546	Holding AG	130,606	34,300,464
Genfit1	449,840	10,931,874	Fujitec Co. Ltd.[3]	4,603,500	59,656,278
QIAGEN NV1	1,549,210	58,993,917	Harmonic Drive
Tecan Group AG3	658,888	157,976,741	Systems, Inc.	1,164,800	38,351,131
		474,342,641	IMI plc	7,105,200	81,126,698
			Interroll Holding AG	30,000	63,546,382
Pharmaceuticals—4.6%			Nabtesco Corp.	1,249,500	31,088,778
H. Lundbeck AS	2,117,190	84,444,434	Rheon Automatic
Kyowa Hakko Kirin			Machinery Co. Ltd.	1,000,000	14,429,799
Co. Ltd.	1,816,200	34,212,990	Shima Seiki
Nektar Therapeutics,			Manufacturing Ltd.	1,000,000	27,448,125
Cl. A1	3,387,670	106,101,824	SLM Solutions
Nippon Shinyaku			Group AG3	1,000,000	11,255,458
Co. Ltd.	1,436,700	98,880,506	Spirax-Sarco
Rohto			Engineering plc	632,439	66,737,551
Pharmaceutical					427,940,664
Co. Ltd.	1,515,333	41,260,209
Santen			Professional Services—0.3%
Pharmaceutical			AF AB, Cl. B	1,333,333	27,955,776
Co. Ltd.	2,194,600	31,423,986	Trading Companies & Distributors—2.7%
		396,323,949	Brenntag AG	869,047	40,380,618
Industrials—15.1%			Bunzl plc	1,315,622	35,211,862
Aerospace & Defense—1.6%			IMCD NV	887,647	72,167,711
CAE, Inc.	5,459,449	139,232,914	MonotaRO Co. Ltd.	3,851,400	81,625,241
					229,385,432

2 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value		Shares		Value
Information Technology—25.8%			Software (Continued)
Electronic Equipment, Instruments, &			OBIC Business
Components—6.2%			Consultants Co. Ltd.	2,162,400		$96,870,759
Azbil Corp.	4,637,400	$108,195,290	SimCorp AS	669,615		64,938,749
Cognex Corp.	867,340	35,214,004	WANdisco plc[1,3]	3,000,000		19,057,195
Electrocomponents			Zoo Digital Group
plc	2,346,548	17,997,328	plc[1,3]	7,000,000		6,323,456
Jenoptik AG	2,311,800	71,902,073				890,851,047
Mycronic AB3	6,000,000	72,516,705	Materials—4.2%
Nippon Ceramic			Chemicals—2.2%
Co. Ltd.	1,000,000	26,202,726	Elementis plc	17,508,862		32,063,761
Renishaw plc	532,870	26,309,550	Symrise AG, Cl. A	1,345,240		126,087,210
Topcon Corp.	3,298,800	41,992,126	Zotefoams plc[3]	4,000,000		31,256,613
Yaskawa Electric						189,407,584
Corp.	2,000,000	57,741,638
Yokogawa Electric			Containers & Packaging—0.7%
Corp.	3,772,600	72,884,548	Huhtamaki OYJ	1,488,353		56,519,645
		530,955,988	Metals & Mining—1.3%
IT Services—3.0%			AMG Advanced
FDM Group			Metallurgical Group
Holdings plc	4,000,000	48,559,578	NV3	2,000,000		50,591,789
Obic Co. Ltd.	1,787,300	214,583,537	OZ Minerals Ltd.	10,000,000		62,311,687
		263,143,115				112,903,476
			Total Common Stocks
Semiconductors & Semiconductor			(Cost $6,375,743,546)			8,388,991,433
Equipment—6.3%
AIXTRON SE1	3,997,781	38,677,214
ams AG	3,000,000	99,056,396	Investment Company—2.5%
ASM International
NV	2,000,000	116,549,284	Invesco
			Oppenheimer
Disco Corp.	125,000	17,248,009	Institutional
IQE plc[1,3]	70,000,000	66,497,638	Government Money
PVA TePla AG1,3	1,275,000	17,700,270	Market Fund, Cl.
Rohm Co. Ltd.	1,267,400	77,720,404	IN, 2.39%[4] (Cost
SolarEdge			$217,625,788)	217,625,788		217,625,788
Technologies, Inc.[1]	2,000,000	107,160,000
		540,609,215	Total
Software—10.3%			Investments,
BlackBerry Ltd.[1]	7,082,664	55,598,598	at Value (Cost
CyberArk Software			$6,593,369,334)	99.9%		8,606,617,221
Ltd.[1]	601,921	79,483,668	Net Other Assets
Descartes Systems			(Liabilities)	0.1		11,670,314
Group, Inc. (The)[1]	1,730,953	69,425,098	Net Assets	100.0	% $	8,618,287,535
Infomart Corp.	2,674,700	40,551,627
Materialise NV,
ADR[1,3]	3,100,000	45,911,000
Nemetschek SE	403,076	61,821,791
Nice Ltd. ,
Sponsored ADR[1]	2,508,896	350,869,106

3 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $256,196,690 or 2.97% of the Fund's net assets at period end.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2018	Additions	Reductions	May 31, 2019
Common Stock
Biotechnology
Theratechnologies, Inc.	—	4,000,000	—	4,000,000
Chemicals
Zotefoams plc	—	4,000,000	—	4,000,000
Electronic Equipment,
Instruments, & Components
Mycronic AB	—	6,000,000	—	6,000,000
Entertainment
UUUM, Inc.	—	1,800,000	—	1,800,000
Health Care Equipment &
Supplies
Biocartis NV	—	3,000,000	—	3,000,000
Ossur HF	22,966,074	—	—	22,966,074
STRATEC Biomedical AG	751,899	—	—	751,899
Health Care Technology
RaySearch Laboratories AB	—	3,000,000	500,000	2,500,000
Interactive Media & Services
XING SE	333,071	—	—	333,071
Internet & Catalog Retail
Istyle, Inc.	4,590,200	—	—	4,590,200
Life Sciences Tools & Services
Tecan Group AG	658,888	—	—	658,888
Machinery
Fujitec Co. Ltd.	—	4,603,500	—	4,603,500
SLM Solutions Group AG	—	1,000,000	—	1,000,000
Media
M&C Saatchi plc	—	8,000,000	—	8,000,000
Metals & Mining
AMG Advanced Metallurgical
Group NV	—	2,000,000	—	2,000,000
Real Estate Investment Trusts
(REITs)
Hibernia REIT plc	38,486,294	—	—	38,486,294
Semiconductors &
Semiconductor Equipment
IQE plc	—	70,000,000	—	70,000,000
PVA TePla AG	—	1,275,000	—	1,275,000
Software
Materialise NV, ADR	—	3,100,000	—	3,100,000
WANdisco plc	—	3,000,000	—	3,000,000
Zoo Digital Group plc	—	7,000,000	—	7,000,000

4 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Gross	Gross	Shares
	August 31, 2018	Additions	Reductions	May 31, 2019
Textiles, Apparel & Luxury
Goods
Ted Baker plc	—	3,000,000	—	3,000,000
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Biotechnology
Theratechnologies, Inc.	$19,295,650	$—	$—	$(8,236,103)
Chemicals
Zotefoams plc	31,256,613	—	—	(539,365)
Electronic Equipment,
Instruments, & Components
Mycronic AB	72,516,705	1,590,800	—	1,867,505
Entertainment
UUUM, Inc.	71,690,491	—	—	(4,585,822)
Health Care Equipment &
Supplies
Biocartis NV	36,318,566	—	—	(3,434,727)
Ossur HF	131,457,269	353,465	—	29,180,858
STRATEC Biomedical AG	51,178,147	505,076	—	(8,366,806)
Health Care Technology
RaySearch Laboratories AB	31,585,259	—	(680,366)	(1,516,417)
Interactive Media & Services
XING SE	131,951,669	—	—	7,759,813
Internet & Catalog Retail
Istyle, Inc.	33,161,657	—	—	(22,386,391)
Life Sciences Tools & Services
Tecan Group AG	157,976,741	887,358	—	453,251
Machinery
Fujitec Co. Ltd.	59,656,278	607,984	—	6,541,150
SLM Solutions Group AG	11,255,458	—	—	(7,750,102)
Media
M&C Saatchi plc	35,820,641	—	—	(1,869,331)
Metals & Mining
AMG Advanced Metallurgical
Group NV	50,591,789	570,562	—	(40,968,706)
Real Estate Investment Trusts
(REITs)
Hibernia REIT plc	58,699,688	354,969	—	(8,316,148)
Semiconductors &
Semiconductor Equipment
IQE plc	66,497,638	—	—	(11,340,890)
PVA TePla AG	17,700,270	—	—	2,506,545
Software
Materialise NV, ADR	45,911,000	—	—	(6,102,499)
WANdisco plc	19,057,195	—	—	78,980
Zoo Digital Group plc	6,323,456	—	—	(5,155,774)

5 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Textiles, Apparel & Luxury
Goods
Ted Baker plc	$ 51,619,811	$ 1,561,842	$—	$(11,157,178)
Total	$ 1,191,521,991	$ 6,432,056	$(680,366)	$(93,338,157)

4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of May 31, 2019.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$1,908,491,845	22.2%
United Kingdom	1,681,381,080	19.5
Germany	936,815,946	10.9
United States	690,787,805	8.0
Switzerland	577,017,326	6.7
Israel	430,352,774	5.0
Netherlands	357,324,485	4.1
Canada	283,552,260	3.3
Denmark	239,571,375	2.8
Sweden	197,874,623	2.3
Ireland	197,605,905	2.3
Australia	148,525,631	1.7
Belgium	138,129,650	1.6
Iceland	131,457,269	1.5
Spain	121,798,910	1.4
France	110,412,723	1.3
United Kingdom	99,379,436	1.2
Austria	99,056,395	1.1
Luxembourg	90,796,546	1.1
Finland	56,519,645	0.7
Norway	47,951,900	0.6
Italy	37,291,446	0.4
China	24,522,246	0.3
Total	$8,606,617,221	100.0%

6 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Invesco Oppenheimer International Small-Mid Company Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company
Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI
Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars.Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

7 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as

8 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$1,245,699,284	$—	$ 1,245,699,284
Consumer Staples	—	461,436,938	—	461,436,938
Financials	—	703,237,802	—	703,237,802
Health Care	566,439,021	1,525,645,847	—	2,092,084,868
Industrials	146,989,565	1,155,152,906	—	1,302,142,471
Information Technology	743,661,474	1,481,897,891	—	2,225,559,365
Materials	—	358,830,705	—	358,830,705
Investment Company	217,625,788	—	—	217,625,788
Total Assets	$1,674,715,848	$6,931,901,373	$—	$ 8,606,617,221

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out		Transfers into
	of Level 1*		Level 2*
Assets Table
Investments, at
Value:
Common Stocks
Consumer
Staples	$(197,547,971	) $	197,547,971
Information
Technology	(256,584,862)		256,584,862
Total Assets	$(454,132,833	) $	454,132,833

* Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks
Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting

9 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)
and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition.A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per
share.As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets

10 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued)
may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

11 INVESCO OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND